Investments - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Cost method investment, impairment loss	¥ 33,653,746	¥ 28,088,491
Equity securities without readily determinable fair value, upward price adjustment		¥ 8,571,429	¥ 1,796,000